Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of the Board of Directors) (Detail) - Restricted Stock Units (RSUs) - Directors - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	40,517	22,119	23,135
Vested	(40,517)	(22,119)	(23,135)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	29.77	32.29	30.43
Vested	29.77	32.29	30.43
Forfeited	0	0	0
Non-vested at end of period	$ 0	$ 0	$ 0